Notes Payable to Related Party (Details Narrative) (USD $)	12 Months Ended				1 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		May 31, 2014	Sep. 15, 2014	Sep. 19, 2014	Apr. 30, 2013	Jan. 31, 2008	Nov. 30, 2008	Mar. 31, 2009	Aug. 31, 2009	Sep. 30, 2009
Notes outstanding (principal and interest) including unamortized discount	3,747,102		5,095,427
Accrued interest on the notes payable to related party	87,774		1,147,610
Notes payable to related party	3,659,328		3,947,817
MTF [Member]
Debt instrument amount outstanding								100,000
Series A and B Convertible Preferred Stock [Member]
Conversion of stock, shares issued	5,829,438
2008 January Convertible Promissory Note [Member]
Debt instrument face amount									1,107,000
Debt conversion, shares issued	1,533,356
November 2008 Convertible Promissory Note [Member]
Debt instrument face amount										250,000
November 2008 Convertible Promissory Note [Member]
Debt instrument face amount											400,000
August 2009 Convertible Promissory Note [Member]
Debt instrument face amount												16,400
Tranched Promissory Note [Member]
Debt instrument face amount													445,000
Interest Rate, description	LIBOR + 8%		LIBOR + 8%
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Debt instrument maximum borrowing amount													2,090,000
Debt instrument amount outstanding													2,088,350
2014 Convertible Promissory Note [Member]
Debt instrument face amount					250,000
Interest Rate, description					7% per annum compounded annually
Maturity Date					Jun. 15, 2015
Warrant to purchase shares of common stock					166,667
Exercise Price of Warrants					$ 1.50
Maximum financing limit amount					1,000,000
Debt discount percentage					25.00%
Warrant term					4 years
2014 Convertible Promissory Note [Member] | Warrant [Member]
Warrant purchased, percentage of original principal amount numerator	50.00%
Per share amount issued to participant	1.00
Equity financing, minimum aggregate amount	2,500,000
Convertible Promissory Note [Member]
Interest Rate, description	PRIME + 1½%		PRIME + 1½%
Notes, interest rate	12.00%
Maturity Date	Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
MTF Short Term 2014 Loan [Member]
Interest Rate, description						eight and one-half percent (8.5%) accruing annually
Exercise Price of Warrants						$ 1.62
Debt instrument maximum borrowing amount						250,000
Debt instrument amount outstanding						250,000
Warrants included in connection with Notes						625,000
MTF Convertible Note [Member]
Debt instrument face amount							$ 3,659,328
Percentage of principal, accrued and unpaid interest of note converted into common stock							50.00%

[1]	(1) As amended.